Fair Value of Financial Instruments and Risk Management - Summary of Net Unrealized Loss (Gain) on Hedged Debt and Related Interest Rate Swaps (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Unrealized loss (gain) on hedged debt	CAD (1)	CAD (3)
Unrealized loss (gain) on fair value interest-rate swaps	1	3
Net unrealized loss (gain)	CAD 0	CAD 0